Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments Foreign Offices and Subsidiaries) (Detail) - Foreign Offices and Subsidiaries, Pension Benefits [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		¥ 451,993		¥ 368,095		¥ 233,081
Fair value of debt securities issued by the MUFG Group included in plan assets		¥ 784		¥ 401
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets		0.03%		0.02%
Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		¥ 215,468		¥ 180,772
Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		198,080		157,682
Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		38,445		29,641		16,469
Non-Japanese Government Bonds [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		18,918		13,443
Non-Japanese Government Bonds [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		18,918		13,443
Other Debt Securities [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[1]	69,991		52,463
Other Debt Securities [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[1]	69,991		52,463
Non-Japanese Marketable Equity Securities [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		36,294		24,515
Non-Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		35,539		24,515
Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		755
Other Investment Funds [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[2]	311,588		269,480
Other Investment Funds [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		176,983		155,637
Other Investment Funds [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		100,468		87,103
Other Investment Funds [Member] | Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		34,137		26,740		14,486
Other Investments [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		15,202		8,194
Other Investments [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		2,946		620
Other Investments [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		7,948		4,673
Other Investments [Member] | Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		¥ 4,308		¥ 2,901		¥ 1,983
MUAH [Member]
Pension benefits and SIP Investments:
Fair value of mutual funds, recorded in other investment funds			¥ 171,395		¥ 148,360
Fair value of real estate funds, recorded in other investment funds			¥ 32,554		¥ 25,486

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥401 million (0.02% of plan assets) and ¥784 million (0.03% of plan assets) to the pension benefits and SIPs at March 31, 2014 and 2015, respectively.
[2]	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥148,360 million of mutual funds and ¥25,486 million of real estate funds, and of ¥171,395 million of mutual funds and ¥32,554 million of real estate funds, which were held by MUAH at December 31, 2013 and 2014, respectively.